Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Cash flows from operating activities
Loss before taxation	€ (211,841)		€ (32,487)	[1]	€ (32,355)
Adjustments for:
Interest income	(850)		(790)	[1]	(507)
Depreciation and amortization	4,424		3,858	[1]	2,176
Interest expense	289		170	[1]	16
Share listing expense	152,787
Equity settled share-based payment	22,908		152	[1]	118
MD Anderson compensation expense	45		700	[1]	1,360
(Decrease) Increase in other liabilities resulting from share appreciation rights	(2,036)		1,864	[1]	220
Payment related to share-based compensation awards previously classified as equity-settled	(4,322)
Net foreign exchange differences	(4,477)		3	[1]
Change in fair value of warrant liabilities	(17,775)
Changes in working capital
Increase in accounts receivable	(294)		(563)	[1]	(175)
Increase (decrease) in other assets	(1,600)		(1,497)	[1]	5,608
(Increase) decrease in accounts payable and other current liabilities	(23,387)		98,937	[1]	43,732
Interest received	808		790	[1]	507
Interest paid	(289)		(170)	[1]	(16)
Net cash provided by/(used in) operating activities	(85,610)		70,967	[1]	20,684
Cash flows from investing activities
Payments for property, plant and equipment	(7,420)		(2,143)	[1]	(429)
Cash paid for investments in Other financial assets	(82,930)		(20,473)	[1]	(13,101)
Cash received from maturity of investments classified in Other financial assets	74,505		17,551	[1]
Payments for intangible assets	(104)		(91)	[1]	(78)
Proceeds from disposal of property, plant and equipment			97	[1]	94
Net cash provided by/(used in) investing activities	(15,949)		(5,059)	[1]	(13,514)
Cash flows from financing activities
Proceeds from issuance of shares to equity holders of the parent	217,918				23,648
Transaction cost deducted from equity	(7,939)
Payments for leases	(2,096)		(1,862)	[1]
Net cash provided by/(used in) financing activities	207,883		(1,862)	[1]	23,648
Net increase in cash and cash equivalents	106,324		64,046	[1]	30,818
Cash and cash equivalents at beginning of period	103,353	[2]	39,367	[1]	8,415
Effects of exchange rate changes on cash and cash equivalents	(2,147)		(60)	[1]	134
Cash and cash equivalents at end of period	€ 207,530		€ 103,353	[2]	€ 39,367	[1]

[1]	See Note 2 for details regarding the revision as a result of a correction in classification of Other financial assets
[2]	See Note 2 for details regarding the change in presentation of Other financial assets